PROPERTY AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 46,916,628	¥ 40,623,503
Asset pledged as security
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 12,721,652	¥ 4,479,259